Other liabilities - RSUs and SARs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting life of share-based awards	3 years
Share options exercised	0	7,031
Outstanding	26,268	26,268
Share based compensation expense	$ 17,000	$ 584,000
Share based compensation expense, after tax	11,000	376,000
Current liability from share based payments	$ 26,000	$ 41,000
Stock appreciation rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting life of share-based awards	3 years
Vesting percentage of share-based awards	33.33%
Cancelled	150,000	74,373
Exercised	0	498,476
Outstanding	460,021	610,021
Share based compensation expense	$ 61,000	$ 5,848,000
Share based compensation expense, after tax	39,000	3,762,000
Current liability from share based payments	$ 2,000	$ 62,000